Investment Strategy - Tuttle Capital No Bleed Tail Risk ETF	Jun. 05, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Overview

The Fund seeks to achieve its objective by investing all, or substantially all, of its assets in investments (primarily swaps and derivatives) that track the performance of the Tuttle Capital No Bleed Tail Risk Index (the “Underlying Index”). The Underlying Index is comprised of: (1) at-the-money options on the S&P 500 Index (“SPX”) to implement a strangle strategy for shallow hedges; (2) SPX put options to implement a put ratio strategy for deep equity market drawdowns;
and (3) futures on the CBOE Volatility Index (“VIX”) to implement a VIX call relative value strategy through delta replication using futures. Under this approach, the Fund generally will not hold the components of the Underlying Index; rather, it will seek to track the performance through derivative instruments that track the performance of the Underlying Index.

Implementation of the Fund’s Investment Strategy

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in financial instruments that track the performance of the Underlying Index. The Underlying Index’s “No Bleed Tail Risk” strategy is designed to seek to provide positive returns during periods of significant market disruptions, while generating income to seek to minimize the expenses of its portfolio positions during normal market conditions.

“Tail Risk” generally refers to market events that occur rarely but may result in severe negative market performance when they do occur. Although market participants can utilize tools to hedge against Tail Risk events, such tools are often expensive and are rarely held for the long-term. Because such Tail Risk events cannot be predicted or timed, the usefulness of tools to hedge against Tail Risk events is limited as the expenses of such tools over the long term often lead to unsustainable losses before the occurrence of a Tail Risk event needed to produce returns that would offset such expenses and make the position profitable. These expenses are referred to as “bleed”.

Information About the Tuttle Capital No Bleed Tail Risk Index

The Underlying Index does not function in the same manner in which a traditional passively managed index functions as it is reconstituted daily. The Underlying Index uses a systematic, rules-based methodology designed to provide equity market hedging through the use of exchange-traded options and futures. The Underlying Index seeks to mitigate downside risk while maintaining a consistent exposure profile by combining short-dated S&P 500 Index (“SPX”) option structures, longer-dated SPX tail-risk positions, and relative-value volatility exposure (i.e., risk position that seeks to profit from differences in the pricing, implied volatility, realized volatility, correlation, skew, or term structure between related instruments, rather than from outright market direction). Across all components, the Underlying Index employs daily, fractional option initiation (i.e., establishing an options exposure gradually or in fractions rather than all at once) and disciplined delta management to reduce path dependency and smooth the evolution of risk over time. The Underlying Index is designed to be approximately flat-to-positive in moderate market declines, with the three legs of the Underlying Index netting out. The Underlying Index is created by Cboe Global Indices, who also serves as the calculation agent.

Path dependency refers to the end result of a sequence of steps being less dependent on the order, timing, and magnitude of intermediate steps. Delta management means actively controlling how sensitive a strategy is to market moves by regularly adjusting positions to keep directional risk where the manager wants it.

SPX ATM Strangle Strategy for Shallow Hedges

For shallow hedging purposes (i.e., a hedge that only partially offsets risk exposure), the Underlying Index employs a systematic (rules-based) SPX at-the-money (“ATM”) strangle program. A strangle program generally means the purchase of a put option with a strike price below the current market price of the reference asset and a call option with a strike price above the current market price of the reference asset. The Underlying Index employs a systematic options-based methodology that uses SPX options and simultaneously sells or buys a call option and a put option with strike prices near the current index level (i.e., at-the-money) at the same expiration date.

Exposure is allocated across the two nearest Friday expirations, with the allocation shifting progressively from the nearer expiration to the subsequent expiration as the week advances. This daily, fractional option initiation is intended to reduce path dependency and promote a smoother risk profile over time. All options are held to expiration, and the aggregate option exposure is delta hedged (i.e., gains and losses from changes in the price of the SPX are offset by opposing positions) daily at market close. The methodology exclusively utilizes Friday expirations. At the end of each week, exposure is fully transitioned to the next Friday expiration and the cycle repeats.
SPX Put Ratio Strategy for Deep Drawdowns

To help protect against deep equity market drawdowns (i.e., large stock-market drops), the Underlying Index uses SPX options that are designed to pay off mainly in severe downturns. It does this by implementing a put ratio strategy (i.e., buying fewer options than selling) through selling options that only provide protection in moderate declines and using that income to buy much cheaper options that pay off only in extreme market crashes. The Fund considers a severe market downturn to be a decline in the S&P 500 Index of approximately 15% or more from a recent peak. The goal is to structure these trades so that little or no upfront cost is required.

Because the crash-protection options are much cheaper, the methodology can buy many more of them than the options it sells. As a result, the amount of crash protection is much larger—historically about six times larger—than the amount of risk taken on from the sold options. Any extra exposure created by this imbalance is adjusted each day so that normal market moves do not materially affect the Underlying Index. The options positions are added gradually each day across short-, medium-, and longer-dated options by using put ratio structures across differing time periods. This staged approach is intended to reduce the impact of market timing and make the strategy’s performance more stable over time.

VIX Call Relative Value Strategy

This component of the Underlying Index uses a volatility-focused approach based on the VIX, which is a measure of expected stock market volatility, implemented through using VIX call options. This component seeks to benefit from changes in market volatility while keeping costs and risks controlled.

The Underlying Index does this by selling a short-term VIX option that pays off if volatility rises moderately and using part of that income to buy protection that pays off only if volatility rises much more sharply. At the same time, it adds extra exposure to large volatility spikes by effectively buying additional VIX call exposure. The sizes of these positions are set so that the strategy is taking more upside exposure to big volatility increases than downside risk from the options it sells.

Rather than holding VIX call options directly, the methodology recreates their price sensitivity through delta replication (i.e., copying how an option reacts to price changes without holding the option itself) using VIX futures and adjusts those futures positions throughout the day so that the exposure stays aligned. Because the replication relies on VIX futures, there is potential gap risk if volatility increases more quickly than the Underlying Index can rebalance. “Gap risk” refers to the risk that volatility moves suddenly and discontinuously — faster than the methodology can rebalance its VIX futures positions — causing the replicated exposure to materially diverge from the exposure of actual VIX call options. If this occurs, the Underlying Index (and thus the Fund) could lose value. Delta replication is rebalanced at multiple predefined intervals during the trading day, including the market open, midday, and market close. This method is designed to benefit more from actual increases in market volatility rather than changes in option pricing, but it may react more slowly if volatility spikes very quickly.

The Fund’s Portfolio Composition
The Tuttle Capital No Bleed Tail Risk Subsidiary is wholly-owned and controlled by the Fund. The Fund’s investment in the Tuttle Capital No Bleed Tail Risk Subsidiary may not exceed 25% of the Fund’s total assets (the “Subsidiary Limit”). The Fund’s investment in the Tuttle Capital No Bleed Tail Risk Subsidiary is intended to provide the Fund with exposure to VIX returns while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the Tuttle Capital No Bleed Tail Risk Subsidiary. The Tuttle Capital No Bleed Tail Risk Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions, except that unlike the Fund, it may invest without limit in investments that provide exposure to the VIX. The Fund will aggregate its investments with the Tuttle Capital No Bleed Tail Risk Subsidiary for purposes of determining compliance with (i) Section 8 of the Investment Company Act of 1940 (the “1940 Act”), which governs fundamental investment limitations (which are described more specifically in the Fund’s statement of additional information); and (ii) Section 18 of the 1940 Act, which governs capital structure and includes limitations associated with the Fund’s ability to leverage its investments. Additionally, the Tuttle Capital No Bleed Tail Risk Subsidiary’s investment advisory contracts will be governed in accordance with Section 15 of the 1940 Act, and the Tuttle Capital No Bleed Tail Risk Subsidiary will adhere to applicable provisions of Section 17 of the 1940 Act governing affiliate transactions. The principal investment strategies and principal risks of the Tuttle Capital No Bleed Tail Risk Subsidiary constitute principal investment strategies and principal risks of the Fund, and the disclosures of those strategies and risks in this prospectus are designed to reflect the aggregate operations of the Fund and the Tuttle Capital No Bleed Tail Risk Subsidiary.

The Fund (and the Tuttle Capital No Bleed Tail Risk Subsidiary, as applicable) expects to invest its remaining assets in any one or more of the following cash investments: U.S. Treasuries, other U.S. government obligations, money market funds, cash and cash-like equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Adviser determines), and treasury inflation-protected securities that provide liquidity, serve as margin or collateralize the Fund’s and/or the Tuttle Capital No Bleed Tail Risk Subsidiary’s investments. The Fund may also invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.
The Fund is classified as “non-diversified” for purposes of the 1940 Act, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. The Fund will be concentrated (i.e., hold 25% or more of its assets in the same industry or group of industries) to the same extent the Underlying Index is concentrated. As of the date of this prospectus, the Underlying Index is not concentrated in any industry.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in financial instruments that track the performance of the Underlying Index.